Properties. Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 10, 2012
Properties. Plant and Equipment [Abstract]
Net exchange differences from translating from functional currency to presentation currency	$ (1,649,540)	$ (1,669,507)
Depreciation expense	1,510,213	1,942,735	$ 2,015,437
Gross carrying amount of fully depreciated property, plant and equipment still in use	$ 38,851	$ 32,803
Revaluation surplus				$ 184,272